DISAGGREGATED REVENUES BY CUSTOMER TYPE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net sales	$ 1,289	$ 489	$ 2,766	$ 828	$ 2,855	$ 887
Food Service Revenue
Disaggregation of Revenue [Line Items]
Net sales	766	130	1,376	294	1,575	169
Retail Revenue
Disaggregation of Revenue [Line Items]
Net sales	$ 523	$ 359	$ 1,390	$ 534	$ 1,280	$ 718